Risk management - Credit risk from customers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Credit risk
Loans and advances to customers	€ 916,199	€ 942,218	€ 882,921
Banco Santander, S.A.
Credit risk
Credit risk with customers	€ 989,456	€ 1,016,507	€ 958,153
Non-performing rate (as a percent)	3.21%	3.32%	3.73%
Banco Santander, S.A. | Nonperforming
Credit risk
Loans and advances to customers	€ 31,767	€ 33,799	€ 35,692
Europe
Credit risk
Credit risk with customers	€ 722,429	€ 722,661	€ 688,810
Non-performing rate (as a percent)	3.15%	3.25%	3.67%
Percentage decrease in non-performing loans ratio	0.10%
Europe | Nonperforming
Credit risk
Loans and advances to customers	€ 22,792	€ 23,519	€ 25,287
Europe | Santander Consumer Finance S.A.
Credit risk
Credit risk with customers	€ 104,032	€ 105,048	€ 97,922
Non-performing rate (as a percent)	2.36%	2.30%	2.29%
Europe | Santander Consumer Finance S.A. | Nonperforming
Credit risk
Loans and advances to customers	€ 2,455	€ 2,416	€ 2,244
Europe | Spain
Credit risk
Credit risk with customers	€ 221,341	€ 213,668	€ 227,401
Non-performing rate (as a percent)	6.23%	6.94%	7.32%
Europe | Spain | Nonperforming
Credit risk
Loans and advances to customers	€ 13,796	€ 14,824	€ 16,651
Non-performing rate (as a percent)	6.23%
Europe | United Kingdom
Credit risk
Credit risk with customers	€ 263,671	€ 275,941	€ 252,919
Non-performing rate (as a percent)	1.21%	1.01%	1.08%
Europe | United Kingdom | Nonperforming
Credit risk
Loans and advances to customers	€ 3,202	€ 2,786	€ 2,739
Europe | Portugal
Credit risk
Credit risk with customers	€ 40,693	€ 37,978	€ 38,340
Non-performing rate (as a percent)	3.89%	4.83%	5.94%
Europe | Portugal | Nonperforming
Credit risk
Loans and advances to customers	€ 1,584	€ 1,834	€ 2,279
Europe | Poland
Credit risk
Credit risk with customers	€ 31,578	€ 33,566	€ 30,783
Non-performing rate (as a percent)	4.74%	4.31%	4.28%
Europe | Poland | Nonperforming
Credit risk
Loans and advances to customers	€ 1,496	€ 1,447	€ 1,317
North America
Credit risk
Credit risk with customers	€ 131,611	€ 143,839	€ 125,916
Non-performing rate (as a percent)	2.23%	2.20%	2.79%
Percentage increase in non-performing loans ratio	0.03%
North America | Nonperforming
Credit risk
Loans and advances to customers	€ 2,938	€ 3,165	€ 3,510
North America | Santander Consumer USA
Credit risk
Non-performing rate (as a percent)	7.20%
Percentage decrease in non-performing loans ratio	0.16%
North America | United States
Credit risk
Credit risk with customers	€ 99,135	€ 105,792	€ 92,152
Non-performing rate (as a percent)	2.04%	2.20%	2.92%
North America | United States | Nonperforming
Credit risk
Loans and advances to customers	€ 2,025	€ 2,331	€ 2,688
North America | United States | Santander Bank N.A.
Credit risk
Credit risk with customers	€ 49,862	€ 56,640	€ 51,049
Non-performing rate (as a percent)	0.81%	0.69%	0.88%
Percentage increase in non-performing loans ratio	0.12%
North America | United States | Santander Bank N.A. | Nonperforming
Credit risk
Loans and advances to customers	€ 405	€ 389	€ 450
North America | United States | Santander Consumer USA
Credit risk
Credit risk with customers	€ 29,050	€ 29,021	€ 26,424
Non-performing rate (as a percent)	5.26%	6.16%	7.73%
Percentage decrease in non-performing loans ratio	0.90%
North America | United States | Santander Consumer USA | Nonperforming
Credit risk
Loans and advances to customers	€ 1,529	€ 1,787	€ 2,043
North America | Mexico
Credit risk
Credit risk with customers	€ 32,476	€ 38,047	€ 33,764
Non-performing rate (as a percent)	2.81%	2.19%	2.43%
North America | Mexico | Nonperforming
Credit risk
Loans and advances to customers	€ 913	€ 834	€ 822
South America
Credit risk
Credit risk with customers	€ 129,575	€ 143,428	€ 138,134
Non-performing rate (as a percent)	4.39%	4.86%	4.81%
Percentage decrease in non-performing loans ratio	0.47%
South America | Nonperforming
Credit risk
Loans and advances to customers	€ 5,688	€ 6,972	€ 6,639
South America | Brazil
Credit risk
Credit risk with customers	€ 74,712	€ 88,893	€ 84,212
Non-performing rate (as a percent)	4.59%	5.32%	5.25%
Percentage decrease in non-performing loans ratio	0.73%
South America | Brazil | Nonperforming
Credit risk
Loans and advances to customers	€ 3,429	€ 4,727	€ 4,418
South America | Chile
Credit risk
Credit risk with customers	€ 42,826	€ 42,000	€ 41,268
Non-performing rate (as a percent)	4.79%	4.64%	4.66%
Percentage increase in non-performing loans ratio	0.15%
South America | Chile | Nonperforming
Credit risk
Loans and advances to customers	€ 2,051	€ 1,947	€ 1,925
South America | Argentina
Credit risk
Credit risk with customers	€ 4,418	€ 5,044	€ 5,631
Non-performing rate (as a percent)	2.11%	3.39%	3.17%
Percentage decrease in non-performing loans ratio	1.28%
South America | Argentina | Nonperforming
Credit risk
Loans and advances to customers	€ 93	€ 171	€ 179
Santander Global Platform
Credit risk
Credit risk with customers	€ 979	€ 706	€ 340
Non-performing rate (as a percent)	0.51%	0.63%	1.21%
Santander Global Platform | Nonperforming
Credit risk
Loans and advances to customers	€ 5	€ 4	€ 4
Corporate Centre
Credit risk
Credit risk with customers	€ 4,862	€ 5,872	€ 4,953
Non-performing rate (as a percent)	7.08%	2.34%	5.09%
Corporate Centre | Nonperforming
Credit risk
Loans and advances to customers	€ 344	€ 138	€ 252